Regulatory Matters (Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Regulatory Matters [Abstract]
Total capital (to risk weighted assets), Amount	$ 20,431	$ 20,143
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	13,886	10,433
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	17,358	13,041
Total capital (to risk weighted assets), Ratio	11.77%	15.45%
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets), Amount	19,464	19,321
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	10,415	7,824
Tier 1 capital (to risk weighted assets), Ratio	11.21%	14.82%
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier 1 capital (to adjusted assets), Amount	19,464	19,321
Tier 1 capital (to adjusted assets) For Capital Adequacy Purposes, Amount	10,572	10,107
Tier 1 capital (to adjusted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	13,215	12,634
Tier 1 capital (to adjusted assets), Ratio	7.36%	7.65%
Tier 1 capital (to adjusted assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to adjusted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Tangible capital (to tangible assets), Amount	19,464	19,321
Tangible capital (to tangible assets) For Capital Adequacy Purposes, Amount	$ 3,965	$ 3,790
Tangible capital (to tangible assets), Ratio	7.36%	7.65%
Tangible capital (to tangible assets) For Capital Adequacy Purposes, Ratio	1.50%	1.50%